Segment information (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [abstract]
Summary of information about reportable segments

Information about Reportable Segments:

Particulars	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021

Segment revenue	5,708,152	3,957,989	1,487,465	6,162,926	3,707,534	372,807	1,058,953	1,080,202	220,583	12,930,031	8,745,725	2,080,855
Service cost	-	-	-	(4,282,803)	(2,922,929)	(22,276)	-	-	-	(4,282,803)	(2,922,929)	(22,276)
Segment results	5,708,152	3,957,989	1,487,465	1,880,123	784,605	350,531	1,058,953	1,080,202	220,583	8,647,228	5,822,796	2,058,579
Other income										263,785	159,631	132,045
Unallocated expenses										(10,907,466)	(5,719,113)	(2,646,401)
Operating loss (before depreciation and amortization)										(1,996,453)	263,314	(455,777)
Finance cost										(263,290)	(193,287)	(117,252)
Depreciation and amortization										(581,746)	(666,369)	(749,480)
Impairment of goodwill										-	(221,999)	(264,909)
Finance income										41,310	58,641	81,604
Share of loss of joint venture										(12,772)	(10,784)	(3,962)
Change in fair value of warrants- gain/(loss)										1,667,193	94	378,994
Loss before taxes										(1,145,758)	(770,390)	(1,130,782)
Tax expense										(47,837)	(69,805)	(64,096)
Loss for the period										(1,193,595)	(840,195)	(1,194,878)

Summary of reconciliation of information on reportable segments

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2019	2020	2021	2019	2020	2021	2019	2020	2021	2019	2020	2021
Segment revenue	5,708,152	3,957,989	1,487,465	6,162,926	3,707,534	372,807	1,058,953	1,080,202	220,583	12,930,031	8,745,725	2,080,855
Less: customer inducement and acquisition costs**	(2,258,887)	(1,348,471)	(594,426)	(1,248,506)	(105,736)	(199,409)	(64,058)	(32,163)	(15,752)	(3,571,451)	(1,486,370)	(809,587)
Revenue	3,449,265	2,609,518	893,039	4,914,420	3,601,798	173,398	994,895	1,048,039	204,831	9,358,580	7,259,355	1,271,268

Summary of unallocated expenses

Unallocated expenses	(10,907,467)	(5,719,112)	(2,646,401)
Less: customer inducement and acquisition costs**	3,571,451	1,486,370	809,587
Unallocated expenses	(7,336,016)	(4,232,742)	(1,836,814)

Notes: **For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Summary of non-current assets by physical location

Non-current assets are disclosed based on respective physical location of the assets

	Non-current Assets*
	March 31, 2020	March 31, 2021
India	2,302,389	1,362,703
Others	1,288	1,519
Total	2,303,677	1,364,222

*	Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.